Revenue (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 CAD ($)
Canadian Coal
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations	$ 452
Canadian Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations	18
Australian Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations	2,095
Wind and Solar
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations	8
Hydro
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations	72
Later than one year | Canadian Coal
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	116
2023 | Australian Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	223
Minimum | Canadian Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	4
Minimum | Australian Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	80
Minimum | Wind and Solar
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	1
Minimum | 2024 | Canadian Coal
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	5
Minimum | More than five years | Canadian Coal
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	40
Maximum | Canadian Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	6
Maximum | Australian Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	110
Maximum | Wind and Solar
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	2
Maximum | 2024 | Canadian Coal
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	10
Maximum | More than five years | Canadian Coal
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	$ 45